Related party transactions (Tables)	6 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
Schedule of Costs Incurred under Management Agreements

The Company incurred the following costs under the management agreements with the Manager which were incurred prior to the date of acquisition:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012

Technical services	$—	$—	$—	$9,700

Dry-dock activities included in technical services	—	—	—	421

Other services	—	—	—	410

Schedule of Costs Incurred with Related Parties

The Company incurred the following costs with related parties:

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012

Arrangement fees	$1,512	$—	$4,564	$—

Transaction fees	653	—	1,513	—

Reimbursed expenses	18	—	36	—